Acquisitions and Divestitures - Reverse take-over of Boat Rocker (Details) - Boat Rocker Media Inc. (Boat Rocker) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Aug. 01, 2025
Acquisitions and Divestitures
Impairment of intangible assets	$ 108.6
Shares exchanging ratio		1.25